Other Financial Liabilities - Summary of Secured Bonds by Currency and Maturity (Detail) - Secured Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 148,881	$ 154,955
Non-current, Maturity	243,725	395,289
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,800	3,478
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	142,081	151,477
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	142,194	149,733
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,963	150,272
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,637	16,027
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,650	16,027
Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,281	$ 63,230
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	14.40%	7.31%
Current, Maturity	$ 148,881	$ 154,955
Non-current, Maturity	243,725	395,289
Brazil | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,800	3,478
Brazil | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	142,081	151,477
Brazil | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	142,194	149,733
Brazil | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,963	150,272
Brazil | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,637	16,027
Brazil | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,650	16,027
Brazil | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,281	$ 63,230